Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Dry-Docking Activity

Dry-docking activity for the three years ended December 31, 2012, 2011, and 2010 is summarized as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Balance at beginning of the year	60,158	71,349	86,134
Cost incurred for dry docking	19,101	24,507	24,869
Dry-docking amortization	(27,354)	(34,466)	(39,654)
Write down / sale of capitalized dry-dock expenditure	(5,996)	(1,232)	—

Balance at end of the year	45,909	60,158	71,349

Changes in Component of Accumulated Other Comprehensive Income (Loss)

The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) for the periods presented:

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments $	Total $
Balance as at December 31, 2009	765	(1,477)	(712)

Other comprehensive income (loss)	109	(909)	(800)
Net liabilities of Dropdown Predecessor relating to Rio das Ostras retained by Teekay Corporation on Dropdown (note 12c)	(129)	2,386	2,257

Balance as at December 31, 2010	745	—	745

Other comprehensive loss	(2,461)	—	(2,461)
Purchase of 49% of Teekay Offshore
Operating L.P.	1,162	—	1,162

Balance as at December 31, 2011	(554)	—	(554)

Other comprehensive income	496	—	496

Balance as at December 31, 2012	(58)	—	(58)